Submission	May 12, 2026
Submission [Line Items]
Central Index Key	0002008602
Registrant Name	Franklin Lexington Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES